Interim Consolidated Balance Sheets (Parentheticals) - ₪ / shares	Jun. 30, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Ordinary shares, par value (in New Shekels per share)	₪ 0.01	₪ 0.01
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	49,795,690	49,619,782
Ordinary shares, shares outstanding	49,795,690	49,619,782